CONDENSED CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) AND REDEEMABLE NONCONTROLLING INTERESTS - USD ($) $ in Millions	Total	Redeemable Noncontrolling Interests	Redeemable Noncontrolling Interests Activity in Connection with Reorganization Transactions and IPO	Foundation Technology Worldwide L L C Prior To Reorganization Transactions Accumulated Other Comprehensive Income (Loss)	Foundation Technology Worldwide L L C Prior To Reorganization Transactions Accumulated Other Comprehensive Income (Loss) Activity Prior To Reorganization Transactions and IPO	Foundation Technology Worldwide L L C Prior To Reorganization Transactions Accumulated Other Comprehensive Income (Loss) Activity in Connection with Reorganization Transactions and IPO	Foundation Technology Worldwide L L C Prior To Reorganization Transactions Members' Equity (Deficit)	Foundation Technology Worldwide L L C Prior To Reorganization Transactions Members' Equity (Deficit) Activity Prior To Reorganization Transactions and IPO	Foundation Technology Worldwide L L C Prior To Reorganization Transactions Members' Equity (Deficit) Activity in Connection with Reorganization Transactions and IPO	Foundation Technology Worldwide L L C Prior To Reorganization Transactions Accumulated Deficit	Foundation Technology Worldwide L L C Prior To Reorganization Transactions Accumulated Deficit Activity Prior To Reorganization Transactions and IPO	Foundation Technology Worldwide L L C Prior To Reorganization Transactions Accumulated Deficit Activity in Connection with Reorganization Transactions and IPO	Foundation Technology Worldwide L L C Prior To Reorganization Transactions Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	McAfee Corp. Stockholders' Equity	McAfee Corp. Stockholders' Equity Activity Prior To Reorganization Transactions and IPO	McAfee Corp. Stockholders' Equity Redeemable Noncontrolling Interests	McAfee Corp. Stockholders' Equity Class A Common Stock	McAfee Corp. Stockholders' Equity Class A Common Stock Activity in Connection with Reorganization Transactions and IPO	McAfee Corp. Stockholders' Equity Class B Common Stock	McAfee Corp. Stockholders' Equity Class B Common Stock Activity in Connection with Reorganization Transactions and IPO	McAfee Corp. Stockholders' Equity Cumulative Effect, Period of Adoption, Adjustment	McAfee Corp. Stockholders' Equity Accumulated Other Comprehensive Income (Loss)	McAfee Corp. Stockholders' Equity Accumulated Other Comprehensive Income (Loss) Activity in Connection with Reorganization Transactions and IPO	McAfee Corp. Stockholders' Equity Accumulated Deficit	McAfee Corp. Stockholders' Equity Common Stock Class A Common Stock	McAfee Corp. Stockholders' Equity Common Stock Class B Common Stock	McAfee Corp. Stockholders' Equity Additional Paid-in Capital	McAfee Corp. Stockholders' Equity Additional Paid-in Capital Activity in Connection with Reorganization Transactions and IPO	McAfee Corp. Stockholders' Equity Total Parent Entity Deficit	McAfee Corp. Stockholders' Equity Total Parent Entity Deficit Activity in Connection with Reorganization Transactions and IPO
Balance at Dec. 30, 2017							$ 663			$ (607)			$ (29)	$ 56							$ (29)
Accounting Standards Update Extensible List														ASC Topic 606
Other comprehensive income (loss), net of tax				$ 2										$ 2
Equity-based awards expense, net of equity withheld to cover taxes							19							19
Unit repurchases							(7)							(7)
Net income (loss)	$ (512)									(512)				(512)
Balance at Dec. 29, 2018				2			675			(1,148)			$ (1)	$ (471)							$ (1)
Accounting Standards Update Extensible List														us-gaap:AccountingStandardsUpdate201602Member
Distributions to Members							(1,338)							$ (1,338)
Other comprehensive income (loss), net of tax				(64)										(64)
Equity-based awards expense, net of equity withheld to cover taxes							17							17
Unit issuances							1							1
Unit repurchases							(2)							(2)
Net income (loss)	(236)									(236)				(236)
Balance at Dec. 28, 2019	(2,094)			(62)			(647)			(1,385)
Balance at Dec. 28, 2019	(2,094)
Distributions to Members	(131)						(131)
Other comprehensive income (loss), net of tax	(81)			(81)
Equity-based awards expense, net of equity withheld to cover taxes	17						17
Unit issuances	1						1
Unit repurchases	(10)						(10)
Reclassification of redeemable units	(17)						(17)
Other	2						2
Net income (loss)	31									31
Balance at Jun. 27, 2020	(2,282)			(143)			(785)			(1,354)				(2,282)
Balance at Dec. 28, 2019	(2,094)
Balance at Dec. 28, 2019	(2,094)			(62)			(647)			(1,385)
Distributions to Members								$ (276)							$ (276)
Distributions to RNCI														(24)		$ (24)
Other comprehensive income (loss), net of tax					$ (71)									12	(71)	8													$ 4
Temporary equity, Other comprehensive income (loss), net of tax																						$ 4
Equity-based awards expense, net of equity withheld to cover taxes								24							24
Dividend declared	(14)													(14)													$ (14)		(14)
Stock compensation expense, net of withholding to cover taxes														261													261		261
Stock compensation expense, net of withholding to cover taxes, Shares																	3,970,830
Unit issuances								2							2
Unit repurchases								(10)							(10)
Reclassification of redeemable units								(41)							(41)
Reclassification of redeemable units								41							41
Other								$ 2							2
Other														(13)													(13)		(13)
Impact of reorganization transactions						$ 133			$ 905			$ 1,359											$ (133)					$ (2,264)		$ (2,397)
Issuance of Class A common stock, net of costs, Shares																		126,314,024
Issuance of Class B common stock, Shares																				268,779,392
Initial effect of the Reorganization Transactions and IPO on redeemable noncontrolling interests			$ (1,052)																				$ 84					968		1,052
Proceeds from IPO on sale of Class A shares														586														586		586
Proceeds from IPO on sale of Class A shares, Shares																		30,982,558
Purchase of FTW LLC units														(33)														(33)		(33)
Purchase of FTW LLC Units, Shares																				(1,714,265)
IPO costs capitalized														(11)														$ (11)		$ (11)
Deferred tax adjustment														148													148		148
Impact of change in ownership in RNCI																174											(174)		(174)
Fair value adjustment for RNCI																5,931											(5,931)		(5,931)
Balance subsequent to Reorganization Transactions and IPO at Dec. 26, 2020														(1,707)		(1,052)											(606)		(655)
Balance subsequent to Reorganization Transactions and IPO, Shares at Dec. 26, 2020																	157,296,582		267,065,127
Temporary equity, Balance subsequent to Reorganization Transactions and IPO at Dec. 26, 2020																						(49)
Net income (loss)	(289)										$ 26			(315)	$ 26	(197)								$ (118)					(118)
Balance at Dec. 26, 2020				(62)			(647)			(1,385)				(2,094)
Balance at Dec. 26, 2020	(6,640)	$ 4,840												(1,800)		4,840						(45)		(118)			(6,477)		(6,640)
Balance, Shares at Dec. 26, 2020																	161,267,412		267,065,127						161,267,412	267,065,127
Temporary equity, Balance at Dec. 26, 2020	4,840																					(45)
Balance at Mar. 28, 2020				(137)			(707)			(1,376)				(2,220)
Distributions to Members							(81)							(81)
Other comprehensive income (loss), net of tax				(6)										(6)
Equity-based awards expense, net of equity withheld to cover taxes							2							2
Unit issuances							1							1
Net income (loss)										22				22
Balance at Jun. 27, 2020	(2,282)			(143)			(785)			(1,354)				(2,282)
Balance at Dec. 26, 2020				$ (62)			$ (647)			$ (1,385)				(2,094)
Distributions to RNCI		(152)												(152)
Other comprehensive income (loss), net of tax		22												34								12							12
Equity-based awards expense, net of equity withheld to cover taxes														45										45	$ 2,237,271				45
Dividend declared														(38)													(38)		(38)
RNCI units conversion into Class A shares																	2,278,004		(1,688,436)
Issuance of Class A common stock, net of costs														5										5					5
Issuance of Class A common stock, net of costs, Shares																									222,153
Impact of change in ownership in RNCI		42																									(42)		(42)
Fair value adjustment for RNCI		2,799																									(2,799)		(2,799)
Net income (loss)	202	136												202										66					66
Balance at Jun. 26, 2021	(9,391)	7,687												(1,704)								(33)		(52)			(9,306)		(9,391)
Balance, Shares at Jun. 26, 2021																									166,004,840	265,376,691
Temporary equity, Balance at Jun. 26, 2021	7,687															7,687
Balance at Mar. 27, 2021														(1,783)		6,177						(37)		(88)			(7,835)		(7,960)
Balance, Shares at Mar. 27, 2021																									162,372,554	267,065,127
Distributions to RNCI														(65)		(65)
Other comprehensive income (loss), net of tax														12		8						4							4
Equity-based awards expense, net of equity withheld to cover taxes														38													38		38
Dividend declared														(19)													(19)		(19)
Stock compensation expense, net of withholding to cover taxes, Shares																	1,132,129
RNCI units conversion into Class A shares																	2,278,004		(1,688,436)
Issuance of Class B common stock														5													5		5
Issuance of Class B common stock, Shares																	222,153
Impact of change in ownership in RNCI																38											(38)		(38)
Fair value adjustment for RNCI																1,457											(1,457)		(1,457)
Net income (loss)	108													108		72								36					36
Balance at Jun. 26, 2021	(9,391)	$ 7,687												$ (1,704)								$ (33)		$ (52)			$ (9,306)		$ (9,391)
Balance, Shares at Jun. 26, 2021																									166,004,840	265,376,691
Temporary equity, Balance at Jun. 26, 2021	$ 7,687															$ 7,687